Cover	Aug. 09, 2024
Cover [Abstract]
Entity Registrant Name	UNITED STATES ANTIMONY CORPORATION
Entity Central Index Key	0000101538
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 09, 2024
Entity File Number	001-08675
Entity Incorporation State Country Code	MT
Entity Tax Identification Number	81-0305822
Entity Address Address Line 1	P.O. Box 643
Entity Address City Or Town	Thompson Falls
Entity Address State Or Province	MT
Entity Address Postal Zip Code	59873
City Area Code	406
Local Phone Number	827-3523
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	UAMY
Security Exchange Name	NYSEAMER
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false